UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eubel Brady & Suttman Asset Management, Inc.

Address:  7777 Washington Village Drive, Suite 210
          Dayton, Ohio  45459


13F File Number: 28-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark E. Brady
Title:  Chief Operations Officer
Phone:  (937) 291-1223


Signature, Place and Date of Signing:

/s/ Mark E. Brady                  Dayton, Ohio             February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    84

Form 13F Information Table Value Total:   $ 2,891,292
                                         (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE

       ITEM #1                ITEM #2          ITEM #3     ITEM #4        ITEM #5          ITEM #6   ITEM #7      ITEM #8

                                                            MARKET
                                                            VALUE               SH  PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER           TITLE              CUSIP      (X$1,000) QUANTITY  PRN CALL DISCRETION  MGRS    SOLE      SHARED  OTHER
ACCREDITED HOME LENDRS HLDG   COM               00437p107     56257    2056941   SH          SOLE      NONE  2056941
ACETO CORP                    COM               004446100       344      39785   SH          SOLE      NONE    39785
ALESCO FINL INC               COM               014485106     44253    4135836   SH          SOLE      NONE  4135836
ALTRIA GROUP INC              COM               02209S103     37914     441782   SH          SOLE      NONE   441782
AMERICA SVC GROUP INC         COM               02364l109      2609     163377   SH          SOLE      NONE   163377
AMERICAN EAGLE OUTFITTERS NE  COM               02553E106    108016    3460927   SH          SOLE      NONE  3460927
AMERICAN FINL RLTY TR         COM               02607P305     39362    3440699   SH          SOLE      NONE  3440699
AMERICAN HOME MTG INVT CORP   COM               02660r107     44227    1259304   SH          SOLE      NONE  1259304
AMERICAN PWR CONVERSION CORP  COM               029066107     58031    1897066   SH          SOLE      NONE  1897066
AMERICREDIT CORP              COM               03060R101    115259    4579241   SH          SOLE      NONE  4579241
AMERISAFE INC                 COM               03071H100      4140     267800   SH          SOLE      NONE   267800
ASHFORD HOSPITALITY TR INC    COM SHS           044103109     26801    2152724   SH          SOLE      NONE  2152724
CABLEVISION SYS CORP          CL A NY CABLVS    12686C109     75611    2654892   SH          SOLE      NONE  2654892
CAPITAL LEASE FDG INC         COM               140288101      5270     454283   SH          SOLE      NONE   454283
CAPITAL ONE FINL CORP         COM               14040H105    118401    1541278   SH          SOLE      NONE  1541278
CATO CORP NEW                 CL A              149205106      3892     169875   SH          SOLE      NONE   169875
CENTURYTEL INC                COM               156700106     54980    1259274   SH          SOLE      NONE  1259274
CINCINNATI FINL CORP          COM               172062101     66183    1460665   SH          SOLE      NONE  1460665
CINTAS CORP                   COM               172908105     78953    1988233   SH          SOLE      NONE  1988233
COMCAST CORP NEW              CL A              20030n101     62312    1472050   SH          SOLE      NONE  1472050
COMPUDYNE CORP                NOTE 6.250% 1/1   204795AA6      2336    2610000   SH          SOLE      NONE  2610000
COMPUDYNE CORP                COM PAR $0.75     204795306       695     105586   SH          SOLE      NONE   105586
CONSOL ENERGY INC             COM               20854P109     93483    2909520   SH          SOLE      NONE  2909520
DELL INC                      COM               24702R101       300      11970   SH          SOLE      NONE    11970
DIAMONDROCK HOSPITALITY CO    COM               252784301     27468    1525151   SH          SOLE      NONE  1525151
DUN & BRADSTREET CORP DEL NE  COM               26483E100     50477     609704   SH          SOLE      NONE   609704
EMMIS COMMUNICATIONS CORP     CL A              291525103      3539     429505   SH          SOLE      NONE   429505
EXXON MOBIL CORP              COM               30231G102      1089      14208   SH          SOLE      NONE    14208
FAIR ISAAC CORP               COM               303250104      1730      42565   SH          SOLE      NONE    42565
FIELDSTONE INVT CORP          COM               31659U300      5148    1175256   SH          SOLE      NONE  1175256
FIFTH THIRD BANCORP           COM               316773100       496      12114   SH          SOLE      NONE    12114
FINISH LINE INC               CL A              317923100      3416     239250   SH          SOLE      NONE   239250
FRIEDMAN BILLINGS RAMSEY GRO  CL A              358434108     35488    4436043   SH          SOLE      NONE  4436043
GANNETT INC                   COM               364730101    124931    2066348   SH          SOLE      NONE  2066348
GENERAL COMMUNICATIONS INC    CL A              369385109     10205     648751   SH          SOLE      NONE   648751
GENERAL ELECTRIC CO           COM               369604103       798      21436   SH          SOLE      NONE    21436
GOVERNMENT PPTYS TR INC       COM               38374W107       868      81850   SH          SOLE      NONE    81850
HEARST-ARGYLE TELEVISION INC  COM               422317107     42007    1647317   SH          SOLE      NONE  1647317
HIGHLAND HOSPITALITY CORP     COM               430141101     16634    1167265   SH          SOLE      NONE  1167265
HOME DEPOT INC                COM               437076102     29204     727180   SH          SOLE      NONE   727180
HOMEBANC CORP GA              COM               43738R109      8913    2107019   SH          SOLE      NONE  2107019
IHOP CORP                     COM               449623107      3890      73820   SH          SOLE      NONE    73820
INTEGRATED ALARM SVCS GROUP   COM               45890m109      1702     523732   SH          SOLE      NONE   523732
ITLA CAP CORP                 COM               450565106     11192     193272   SH          SOLE      NONE   193272
JONES APPAREL GROUP INC       COM               480074103     56021    1675772   SH          SOLE      NONE  1675772
LANCASTER COLONY CORP         COM               513847103     60529    1366032   SH          SOLE      NONE  1366032
LEE ENTERPRISES INC           COM               523768109     32386    1042682   SH          SOLE      NONE  1042682
LEUCADIA NATL CORP            COM               527288104    119117    4224003   SH          SOLE      NONE  4224003
LIBERTY GLOBAL INC            COM SER A         530555101      2894      99269   SH          SOLE      NONE    99269
LIBERTY GLOBAL INC            COM SER C         530555309      2845     101590   SH          SOLE      NONE   101590
LIBERTY MEDIA HLDG CORP       CAP COM SER A     53071M302     25159     256772   SH          SOLE      NONE   256772
LIBERTY MEDIA HLDG CORP       INT COM SER A     53071M104     27212    1261589   SH          SOLE      NONE  1261589
MARKEL CORP                   COM               570535104      9246      19258   SH          SOLE      NONE    19258
MCG CAPITAL CORP              COM               58047P107     14442     710731   SH          SOLE      NONE   710731
MEDIACOM COMMUNICATIONS CORP  CL A              58446k105     30934    3847569   SH          SOLE      NONE  3847569
MERCURY GENL CORP NEW         COM               589400100     65635    1244737   SH          SOLE      NONE  1244737
MGIC INVT CORP WIS            COM               552848103      1755      28064   SH          SOLE      NONE    28064
MICROSOFT CORP                COM               594918104     20342     681257   SH          SOLE      NONE   681257
NEW CENTURY FINANCIAL CORP M  COM               6435EV108     26395     835552   SH          SOLE      NONE   835552
NEWALLIANCE BANCSHARES INC    COM               650203102       289      17600   SH          SOLE      NONE    17600
NVR INC                       COM               62944T105    109413     169633   SH          SOLE      NONE   169633
PARK NATL CORP                COM               700658107      2876      29053   SH          SOLE      NONE    29053
PETROHAWK ENERGY CORP         COM               716495106     83253    7239368   SH          SOLE      NONE  7239368
PFIZER INC                    COM               717081103     44090    1702312   SH          SOLE      NONE  1702312
QUEST RESOURCE CORP           COM NEW           748349305      3906     386730   SH          SOLE      NONE   386730
RAILAMERICA INC               COM               750753105     11190     695924   SH          SOLE      NONE   695924
RAIT FINANCIAL TRUST          COM               749227104     57582    1670000   SH          SOLE      NONE  1670000
RLI CORP                      COM               749607107     27827     493218   SH          SOLE      NONE   493218
SEABRIGHT INSURANCE HLDGS IN  COM               811656107     30185    1675989   SH          SOLE      NONE  1675989
SHERWIN WILLIAMS CO           COM               824348106     92533    1455374   SH          SOLE      NONE  1455374
SPECIALTY UNDERWRITERS ALLIA  COM               84751T309      2484     295690   SH          SOLE      NONE   295690
TELEPHONE & DATA SYS INC      SPL COM           879433860     34579     697165   SH          SOLE      NONE   697165
TELEPHONE & DATA SYS INC      COM               879433100     79321    1459978   SH          SOLE      NONE  1459978
TELLABS INC                   COM               879664100       217      21143   SH          SOLE      NONE    21143
THOMAS PPTYS GROUP INC        COM               884453101      8902     555999   SH          SOLE      NONE   555999
TIMBERLAND CO                 CL A              887100105    126386    4002098   SH          SOLE      NONE  4002098
TOPPS INC                     COM               890786106      6631     745077   SH          SOLE      NONE   745077
TOWER GROUP INC               COM               891777104     17143     551750   SH          SOLE      NONE   551750
TRINITY INDS INC              COM               896522109      3334      94709   SH          SOLE      NONE    94709
TYCO INTL LTD NEW             COM               902124106     45067    1482467   SH          SOLE      NONE  1482467
UNITED PARCEL SERVICE INC     CL B              911312106      7066      94237   SH          SOLE      NONE    94237
UST INC                       COM               902911106     84594    1453507   SH          SOLE      NONE  1453507
WACHOVIA CORP 2ND New         COM               929903102     33448     587330   SH          SOLE      NONE   587330
WILLIAMS CTLS INC             COM NEW           969465608      5242     361501   SH          SOLE      NONE   361501
                                                            2891292




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